INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 66,717,013	$ 30,961,231
Valuation allowance on the deferred tax assets	$ 20,309,834	$ 8,112,626